Net (Loss) Income Per Share	6 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
Net (Loss) Income Per Share

9. Net (Loss) Income Per Share

During the three and six months ended September 30, 2017 and 2016, basic net (loss) income per share was determined by dividing net (loss) income by the weighted-average ordinary shares outstanding during the period. Diluted weighted-average shares reflect the dilutive effect of potential ordinary shares including, to the extent their effect was dilutive, ordinary shares issuable upon the exercise of share options, Employee Stock Purchase Plan (ESPP) shares and restricted share units based on the treasury stock method.

The following table presents the calculation of basic and diluted net (loss) income per share for the periods presented:

	Three months ended September 30,		Six months ended September 30,
	2017	2016	2017	2016
Numerator:
Net (loss) income	$(1,339)	$303	$(3,239)	$547
Denominator:
Weighted-average number of ordinary shares used in computing net (loss) income per share applicable to ordinary shareholders - basic	57,027	54,636	56,662	54,462
Dilutive effect of share equivalents resulting from share options and restricted share units	—	3,877	—	3,560
Weighted-average number of ordinary shares used in computing net (loss) income per share - diluted	57,027	58,513	56,662	58,022
Net (loss) income per share applicable to ordinary shareholders:
Basic	$(0.02)	$0.01	$(0.06)	$0.01
Diluted	$(0.02)	$0.01	$(0.06)	$0.01

The following potentially dilutive ordinary share equivalents have been excluded from the calculation of diluted weighted-average shares outstanding for the three and six months ended September 30, 2017 and 2016 as their effect would have been anti-dilutive for the periods presented:

	Three months ended September 30,		Six months ended September 30,
	2017	2016	2017	2016
Share options outstanding	7,425	91	7,425	47
Unvested restricted share units	44	—	44	—
ESPP shares	70	—	70	—